RELATED PARTY BALANCES AND TRANSACTIONS - Additional information (Details) - USD ($) $ in Thousands	Jun. 04, 2019	Apr. 30, 2019	Aug. 31, 2021	Jun. 30, 2021	Jun. 10, 2020	Dec. 31, 2019
Related Party Transaction [Line Items]
Payments	$ 1,600
Number of ordinary shares to be issued					4,213,629
Capital shares reserved for future issuance						4,200,000
Outstanding loans and receivables		$ 76,007
Waiver agreement
Related Party Transaction [Line Items]
Contribution with in two weeks after the closing of business combination		1,600
Liabilities to be paid by cash		4,000
Liabilities to be paid by non-cash		2,600
Restructuring debt prior to reverse recapitalization		$ 2,600
East West Bank | Subsequent Event [Member]
Related Party Transaction [Line Items]
Short term debt			$ 2,000	$ 6,130